Related party disclosure (Narrative) (Detail) - Major Defined Benefit Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Disclosure On Pension And Other Post Employment Benefit Plans [Line Items]
Fees	$ 46	$ 46
Fair value	$ 399	$ 443